INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,115	$ 14,751
Accumulated amortization	3,708	2,429
Total amortized cost	9,407	12,322
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	6 years 1 month 6 days
Cost	10,725	11,451
Accumulated amortization	2,103	1,217
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	1 year
Cost	1,491	2,401
Accumulated amortization	1,330	1,168
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	2 years 6 months
Cost	899	899
Accumulated amortization	$ 275	$ 44